Subsequent Events	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

Guarantee

On April 12, 2021, Taizhou Suxuantang signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $427,363 (equivalent of RMB 2,800,000) for three-year period. On May 31, 2021, Taizhou Suxuantang signed a financial guarantee agreement with Bank of Nanjing for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $518,941 (equivalent of RMB 3,400,000) for a one-year period. Taizhou Suxuantang is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment. The Company did not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd.

The Company evaluated all events and transactions that occurred after March 31, 2021 up through the date the Company issued these financial statements on August 13, 2021 and concluded that no other material subsequent events except for the disclosed above.